Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash Flows from Operating Activities
Net loss	$ (2,936,434)	$ (366,973)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	9,199	11,827
Amortization of intangible assets		35,032
Amortization of Operating Right of Use		93,081
Gain from long-term investment	(1,166,988)	(931,959)
Impairment loss related to long term investment	1,828,790	(6,526)
Shares issued as consideration for employee compensation	436,800
Changes in operating assets and liabilities:
Accounts receivables, net	(6,942)	292,286
Prepayments and other current assets	797,997	934,053
Other receivables		1,494
Interest payable	397,385	397,174
Accounts payable		(19,450)
Amounts due to a related party	5,635	(2,253)
Deferred revenue	(99,591)	(806,196)
Accrued expenses	88,913	(54,439)
Taxes payable	(490)	(61,556)
Deferred tax liabilities		(5,167)
Operating Lease Liability		(115,826)
Net cash used in operating activities	(645,726)	(605,398)
Cash flows from investing activities
Proceed from disposal of equipment		4,785
Net cash generated from investing activities		4,785
Cash flows from financing activities
Proceeds from note issued	100,000
Net cash generated from financing activities	100,000
Effects of foreign currency translation	168,980	(673,458)
Net decrease in cash	(376,746)	(1,274,071)
Cash at beginning of period	17,832,991	20,998,786
Cash at end of period	17,456,245	19,724,715
Supplemental disclosures of cash flow information
Cash paid for income taxes
Non cash transactions
Mandatory conversion of convertible note		$ 110